Loans Receivable From Independent Contractors (Schedule Of Independent Contractors) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable From Independent Contractors [Abstract]
Revenues	$ 33,030	$ 28,522	$ 26,711
Pretax profits	$ 17,726	$ 14,790	$ 13,320